Other Assets (Details) (Promissory Notes [Member], USD $) In Millions, unless otherwise specified	0 Months Ended		12 Months Ended
	Jan. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Mar. 31, 2013
Promissory Notes [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Principal amount	$ 0.3	$ 0.3	$ 0.3
Accrued interest rate (in percent)	4.50%	4.50%	4.50%
Notes receivables, maturity date, description	the four year anniversary of the issuance date of the promissory notes, or (ii) an event of default	the four year anniversary of the issuance date of the promissory notes, or (ii) an event of default	the four year anniversary of the issuance date of the promissory notes
Deferred Finance Costs, Net			$ 0.2	$ 0.2